Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 9. Related Party Transactions

As compensation for their service on the Board, Dr. Kirkland and Mr. Sierchio receive an annual retainer of $6,000, payable in equal quarterly installments in arrears. Additionally, on March 15, 2016, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 50,000 shares of the Company’s common stock at an exercise price of $1.91 per share; and on May 11, 2017, the Company granted to each of Dr. Kirkland and Mr. Sierchio an incentive stock option to purchase up to 75,000 shares of the Company’s common stock at an exercise price of $4.20 per share. The 50,000 options became fully vested upon grant and the 75,000 options vested 50% on the date of grant and 50% one year hence. The options may be exercised on a “cashless basis” using the formula contained therein.

The law firm of Satterlee Stephens LLP (“Satterlee”), of which Joseph Sierchio, one of the Company’s directors, is a partner, provides counsel to the Company. Mr. Sierchio is the Company’s primary attorney. During the years ended December 31, 2017 and 2016, the Company recognized $277,933 and $168,775 of fees for legal services billed by firms associated with Mr. Sierchio. At December 31, 2017 and 2016, the Company owed Satterlee $30,000 and $11,750 which is included in accounts payable. Mr. Sierchio continues to serve as a director of the Company.

In connection with the Company’s anticipated FDA and other regulatory filings, the Company engaged StemCell Systems to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $219,806 and $184,517 during the years ended December 31, 2017 and 2016, respectively. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a principal of StemCell Systems.

Dr. Gerlach is entitled to payments for consulting services. During the years ended December 31, 2017 and 2016, the Company recognized expenses related to Dr. Gerlach services of $38,540 and $42,480, respectively. Accounts payable to Dr. Gerlach amounted to $17,640 and $18,540 at December 31, 2017 and 2016, respectively.

On August 1, 2013, the Company entered into a consulting agreement, as amended on May 1, 2016, with Jatinder Bhogal to provide consulting services to the Company through his wholly owned company, Vector Asset Management, Inc., Mr. Bhogal is an individual owning in excess of 5% of our issued and outstanding shares of common stock. Pursuant to the Consulting Agreement, as amended, Mr. Bhogal received compensation of $81,600 and $74,400 during the years ended December 31, 2017 and 2016 in connection with the consulting agreement.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh, pursuant to which the Company committed to provide a charitable donation to the University of Pittsburgh in the aggregate amount of $75,000. The Company paid the Grant in eight quarterly installments of $9,375, with the final payment made on July 22, 2016. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a professor at the University of Pittsburgh.

On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock at an exercise price of $0.46 per share resulting in proceeds of $1,000,000.

On September 9, 2016, the Company entered into the Loan Agreement with KCC whereby KCC loaned the Company $700,000 at an interest rate of 7%. The Note was amended on January 29, 2018 to extend the maturity date to December 31, 2019. Per the Loan Agreement, the Company issued KCC a Series E Warrant to purchase up to 584,416 shares of the Company’s common stock. See “Note 5. Debt” for further discussion.

On January 10, 2017, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares, on a cashless basis, resulting in the issuance of 204,571 shares of common stock.

On February 2, 2017, Kenneth Kirkland, a member of the Company’s board of directors, exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 29,642 shares of common stock.

On February 10, 2017, Joseph Sierchio, a member of the Company’s board of directors, exercised options to purchase up to 70,000 shares, on a cashless basis, resulting in the issuance of 38,642 shares of common stock.

On February 17, 2017, Thomas Bold, the Company’s President, CEO and Interim Chief Financial Officer exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 34,296 shares of common stock.

On February 23, 2017, the Company entered into two of the February 2017 Loan Agreements with Sierchio and KCC pursuant to which Sierchio loaned the Company $25,000 and KCC loaned $395,000 at an interest rate of 7%. On October 19, 2017, the Company repaid the Sierchio in full, including $25,000 of note principal and $1,149 of accrued interest. The remaining note with KCC was amended on January 29, 2018 to extend the maturity date to December 31, 2019. Per the February 2017 Loan Agreement, the Company issued Sierchio, and KCC a Series F Warrant to purchase up to 7,246 shares and 114,493 shares, respectively, of the Company’s common stock. See “Note 5, Debt” for further discussion.

March 1, 2017, KCC exercised 1,326,087 Series B Warrants and 3,092,637 Series C Warrants, on a cashless basis, resulting in the issuance of 4,273,831 shares of common stock.

On June 28, 2017, KCC exercised 114,493 Series F Warrants for $3.01 per share resulting in the issuance of 114,493 shares of common stock and proceeds of $344,624.

On July 21, 2017, the Company entered into the July 2017 Private Placement with KCC for the sale of 410,000 units at a price of $2.44 per unit for $1,000,400 in aggregate proceeds. Each unit consisted of one share of common stock and one Series G Warrant to purchase one (1) share of common stock at an exercise price of $2.68 per share through July 21, 2022. The warrants may be exercised on a cashless basis. See “Note 6. Common Stock and Warrants” for further discussion.

On August 1, 2017, the Company and the University of Pittsburgh entered into a Corporate Research Agreement whereby the University of Pittsburgh will perform academic research related to the Company’s technologies in exchange for $171,595. Dr. Gerlach, from whom the Company purchased the CellMistTM System technologies, is a professor at the University.

On October 16, 2017, the Company entered into the October 2017 Private Placement with Joseph Sierchio for the sale of 10,000 shares of common stock at a price of $2.50 per share for $25,000 in aggregate proceeds. Additionally, Mr. Sierchio, in a concurrent private placement, received one Series H Warrant for each share of stock purchased for no additional consideration. Each Series H Warrant has an exercise price of $2.75 per share through October 16, 2022. The warrants may be exercised on a cashless basis. See “Note 6. Common Stock and Warrants” for further discussion.